Earning Per Share - Summary of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net profit (loss)	$ 38,613	$ 12,340	$ (28,237)
Average number of shares outstanding	392,302,437	392,625,259	391,497,615
Basic and diluted earnings per share	$ 98.43	$ 31.43	$ (72.13)